Shareholders’ Meetings (Details Narrative) - USD ($)	Mar. 05, 2026	Apr. 28, 2025
IfrsStatementLineItems [Line Items]
Description of ordinary and extraordinary shareholders meeting		To allocate the $ 272,128 profit for the year ended December 31, 2024 (which at the purchasing power of the currency at December 31, 2025 amounts to $ 357,981) as follows: $18,040 to the absorption of Accumulated losses, $13,606 to the setting up of the Statutory Reserve, and $240,482 to the setting up of the Discretionary Reserve (which at the purchasing power of the currency at December 31, 2025 amount to $23,735, $17,899 and $316,347, respectively), in accordance with the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550.
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Delegate to board of directors	$ 750,000,000
Increase delegate to board of directors	$ 1,250,000,000